Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Accrued expenses	[1]	$ 1,166,279	$ 674,949
Advance from customers	[2]	3,128,563	3,434,075
Other payables	[3]	1,937,592	2,001,714
Total		$ 6,232,434	$ 6,110,738

[1]	Accrued expenses mainly relate to staff-related expenses.
[2]	Advance payments from customers primarily refer to the prepayment made by customers for goods before their delivery. This arrangement involves customers paying upfront, ensuring a commitment to the purchase prior to receiving the products.
[3]	Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables.